Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Other Property and Investments

Other Property and Investments.    Other property and investments includes (millions of dollars):

	2014	2013
Centuri property, equipment, and intangibles	$405	$320
Centuri accumulated provision for depreciation and amortization	(187)	(163)
Net cash surrender value of COLI policies	99	93
Other property	10	11

Total	$327	$261

Schedule of Accumulated Removal Costs	The reclassified amounts are presented in the table below (thousands of dollars):

	December 31, 2014	December 31, 2013
Accumulated removal costs	$304,000	$279,000

Schedule of Capitalized and Debt Portion of AFUDC

Utility plant construction costs, including AFUDC, are recovered in authorized rates through depreciation when completed projects are placed into operation, and general rate relief is requested and granted.

	2014	2013	2012
(In thousands)
AFUDC:
Debt portion	$1,228	$1,260	$1,129
Equity portion	1,995	2,274	1,943

AFUDC capitalized as part of utility plant	$3,223	$3,534	$3,072

Other Income (Deductions)
The following table provides the composition of significant items included in Other income (deductions) on the consolidated statements of income (thousands of dollars):

	2014	2013	2012
Change in COLI policies	$5,300	$12,400	$6,600
Interest income	2,602	461	924
Pipe replacement costs	—	(132)	(2,680)
Foreign currency transaction gain (loss)	(178)	—	—
Miscellaneous income and (expense)	(617)	(429)	(433)

Total other income (deductions)	$7,107	$12,300	$4,411

Schedule of Earnings Per Share, Basic and Diluted

A reconciliation of the denominator used in the Basic and Diluted EPS calculations is shown in the following table.

	2014	2013	2012
(In thousands)
Average basic shares	46,494	46,318	46,115
Effect of dilutive securities:
Stock options	17	26	42
Performance shares	215	231	254
Restricted stock units	218	183	144

Average diluted shares	46,944	46,758	46,555